Detail of Certain Balance Sheet Accounts (Details) (USD $) In Millions, unless otherwise specified	Nov. 01, 2014	Feb. 01, 2014	Nov. 02, 2013	Feb. 02, 2013
Property and equipment
Property and equipment, at cost	$ 1,546	$ 1,600	$ 1,570	$ 1,502
Accrued liabilities and other:
Salaries, bonuses, and other payroll-related costs		103		94
Insurance liabilities		71		71
Accrued interest		56		33
Taxes, other than income and payroll		53		51
Gift certificate and gift card liability		36		33
Other		90		85
Accrued liabilities and other	369	409	361	367
Land and buildings
Property and equipment
Property and equipment, at cost		2		2
Fixtures and equipment
Property and equipment
Property and equipment, at cost		897		863
Capitalized Software Costs
Property and equipment
Property and equipment, at cost		299		264
Leasehold improvements
Property and equipment
Property and equipment, at cost		$ 402		$ 373